Income taxes (Deferred Tax Assets And Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Tax loss carried forward	$ 42,185,810	$ 41,367,888
Accruals and provisions	48,850,991	46,491,643
Capitalized expenses	26,796,716	11,992,000
Revenue recognition at a point in time less tax paid under deemed profit method	130,498,661	0
Revenue recognition of real estate lease income on a straight-line basis	14,269,520	11,285,190
Deemed interest income	43,266,604	31,231,375
Valuation allowance	(5,941,941)	(6,706,131)
Others	0	12,843
Total deferred tax assets	299,926,361	135,674,808
Deferred tax liabilities:
Revenue recognition over time	(77,968,759)	(76,968,132)
Real estate properties accelerated cost deduction	(1,212,993)	(1,274,068)
Taxable temporary differences arising from asset acquisitions	(307,747,731)	(107,224,810)
Dividend and interest withholding taxes	(52,991,279)	(32,377,738)
Others	(61,732)	(27,508)
Total deferred tax liabilities	(439,982,494)	(217,872,256)
Undistributed earnings from subsidiaries	374,400,000	172,200,000
Accrued deferred income tax liabilities	37,400,000	21,900,000
Remaining undistributed earnings	227,200,000	547,000,000
Unrecognized deferred tax liabilities	$ 22,700,000	54,700,000
Maximum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	5 years
Minimum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	1 year
Consolidation, Eliminations [Member] | U.S. [Member]
Deferred tax liabilities:
Net operating loss carry forwards	$ 1,500,000	9,100,000
Operating loss carryforwards expiration period	20 years
Consolidation, Eliminations [Member] | PRC [Member]
Deferred tax liabilities:
Net operating loss carry forwards	$ 159,900,000	$ 153,900,000